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RICHARD HOROWITZ richard.horowitz@dechert.com +1 212 698 3525 Direct +1 212 698 0452 Fax

January 15, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:          Altegris KKR Commitments Master Fund

File Nos. 811-22963 & 333-195620

Ladies and Gentlemen:

On behalf of Altegris KKR Commitments Master Fund (the “Registrant”), electronically transmitted for filing is Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-2 (the “Amendment”) under the Investment Company Act of 1940, as amended, and Securities Act of 1933, as amended.  The Amendment is being filed for the primary purpose of registering Class A Shares and Class N Shares of the Registrant following the receipt by the Registrant of multi-class exemptive relief.

We believe that the Amendment is an ideal candidate for selective review pursuant to the guidance set forth in Investment Company Act Release No. 13768 (“IC-13768”).  The changes contained in this Amendment are primarily to reflect the issuance of Class A Shares and Class N Shares; there have been no material changes to the Registrant’s investment strategies, policies and risks.  In accordance with IC-13768, we hereby request selective review of the Amendment limited to those disclosure items that have changed since the filing on April 22, 2015 of Pre-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-2.  Selective review would serve to expedite the review process for the Registrant as well as use the staff’s time more effectively.  Pursuant to the requirements of IC-13768, the Registrant will file a copy of this letter with its Amendment.

If you would like to discuss any of this matter in further detail or if you have any questions, please feel free to contact me at (212) 698-3525.  Thank you.

Very truly yours,

/s/ Richard Horowitz
Richard Horowitz